Net financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Gains on financial investments	$ 20,909	$ 26,062	$ 21,388
Derivative financial instruments - Note 17 (b)	5,951
Interest on tax credits - Note 9	5,498	26,033
Other financial income	5,271	15,414	8,480
Total financial income	37,629	67,509	29,868
Financial expenses
Interest on loans and financing	(74,635)	(77,647)	(56,434)
Interest on contractual liabilities	(6,526)	(7,294)	(8,184)
Interest on other liabilities	(10,864)	(4,763)	(9,478)
Derivative financial instruments - Note 17 (b)	(4,927)	(2,538)
Interest on lease liabilities	(3,418)
Other financial expenses	(29,221)	(29,420)	(32,073)
Total financial expenses	(129,591)	(121,662)	(106,169)
Foreign exchange effects	(12,892)	(148,501)	(53,880)
Net financial results	$ (104,854)	$ (202,654)	$ (130,181)